ANALYSIS OF OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
ANALYSIS OF OPERATING SEGMENTS

NOTE 31 – ANALYSIS OF OPERATING SEGMENTS

Operating segments are components of Grupo Aval responsible for developing commercial activities that can generate revenue or incur expenses and whose operating profit or loss are regularly reviewed by the chief operating decision maker (“CODM”) of Grupo Aval, and for which financial information is available. Operating segment information is consistent with the internal reports provided to the CODM.

31.1          Description of products and services from which each reportable segment derives its income

As a result of the organizational changes made during the last year, the allocation of the segments for December 31, 2023 changed with respect to what was revealed in previous periods, going from a scheme of consolidated entities (8 segments) to groups of entities with homogeneous businesses (4 segments). The types of business that comprise the new segments are detailed below:

–	The “Banking Services” segment comprises the following businesses: Banking Services, fund management and trust businesses, storage companies and entities that manage low-value payment systems.
–	The “Merchant Banking” segment comprises the following businesses: Financial Sector (trust and brokerage), Gas and Energy Sector (includes natural gas and energy transportation and distribution businesses), Infrastructure Sector (includes road infrastructure projects, mainly construction services, and operation and maintenance), Hotel Sector (mainly includes hospitality services), Agribusiness Sector (mainly includes palm oil, rubber and rice businesses).
–	"Pension and Severance Fund Management" segment.
–	“Holding” segment, which is made up of Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.

For comparative purposes, information from previous periods including this modification is being presented, in accordance with the requirements of IFRS 8 Operating Segments.

31.2          Factors used by management to identify reportable segments

Operating segments identified above are based on the relevance of factors such as (i) the nature of the products and services provided and (ii) the geographical locations. Information regarding the performance of operating segments is reviewed by the CODM on a quarterly basis.

With respect to the previous period and as required by IFRS 8 "Operating Segments", the reported figures have been modified to be consistent with 2023.

31.3 Measurement of net income, assets and liabilities of operating segments

Grupo Aval’s CODM reviews the financial information of each of its operating segments and assesses the performance of each segment based on Statements of Financial Position and the Statement of Income of each of them, and on certain credit risk indicators, as described in note 2.4.

31.4          Information on net income, assets and liabilities of reportable operating segments

The following is the detail of the reportable financial information summarized for each segment as of December 31, 2023, 2022 and 2021:

Statement of Financial Position

December 31, 2023

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Assets
Trading assets	Ps.	8,987,130	Ps.	4,339,052	Ps.	2,197,618	Ps.	256	Ps.	(72,935)	Ps.	15,451,121
Investment securities (2)		28,140,335		4,323,998		470,474		2,359,521		(868,635)		34,425,693
Hedging derivatives assets		47,975		687		—		—		—		48,662
Investments in associates and joint ventures		11,825,193		997,597		—		19,060,746		(30,592,853)		1,290,683
Loans, net		174,849,356		2,660,449		—		1,239,785		(2,581,535)		176,168,055
Other assets (3)		30,346,277		44,959,411		903,887		411,537		(2,823,730)		73,797,382
Total assets	Ps.	254,196,266	Ps.	57,281,194	Ps.	3,571,979	Ps.	23,071,845	Ps.	(36,939,688)	Ps.	301,181,596
Liabilities
Customer deposits		177,750,657		8,169,647		1,287		—		(3,934,195)		181,987,396
Financial obligations		41,562,702		21,455,386		97,565		5,512,298		(3,086,612)		65,541,339
Other liabilities (4)		9,258,820		12,134,042		601,505		382,088		(244,010)		22,132,445
Total liabilities	Ps.	228,572,179	Ps.	41,759,075	Ps.	700,357	Ps.	5,894,386	Ps.	(7,264,817)	Ps.	269,661,180

(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	The balance in segment Holding corresponds to a bond issued by BAC International Bank Incorporated acquired by Grupo Aval Limited.
(3)	Includes cash and cash equivalents for Ps. 18,597,861; intangible assets Ps. 18,141,916; other accounts receivable Ps. 25,617,225, tangible assets Ps. 6,995,890; income tax assets Ps. 3,877,749; non-current assets held for sale Ps. 101,184 and other assets Ps. 465,557.
(4)	Includes trading liabilities Ps. 2,154,361; hedging derivative liabilities Ps. 217,566; income tax liabilities Ps. 5,814,987; employee benefits Ps. 907,808; provisions Ps. 1,083,283 and other liabilities Ps. 11,954,440.

Statement of income for 2023

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
External income
Interest income	Ps.	27,293,337	Ps.	1,149,086	Ps.	117,076	Ps.	359,905	Ps.	—	Ps.	28,919,404
Income from commissions and fees (2)		3,243,740		134,252		978,344		—		—		4,356,336
Income from sales of goods and services (2)		107,864		11,069,075		46,617		—		—		11,223,556
Share of profit of equity accounted investees, net of tax		41,277		326,328		—		3,792		—		371,397
Dividends		11,252		115,022		—		—		—		126,274
Net income from other financial instruments mandatory at fair value through profit or loss		—		323,685		—		—		—		323,685
Net trading income		(1,245,312)		34,383		294,784		96		—		(916,049)
Foreign exchange gain (loss), net		1,575,043		692,134		(11,757)		(1,495)		—		2,253,925
Other income (3)		817,906		153,118		28,419		267		—		999,710
Total external income	Ps.	31,845,107	Ps.	13,997,083	Ps.	1,453,483	Ps.	362,565	Ps.	—	Ps.	47,658,238

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	376,228	Ps.	158,256	Ps.	3,588	Ps.	31,624	Ps.	(569,696)	Ps.	—
Income from commissions and fees (2)		29,127		1,979		254		292,641		(324,001)		—
Income from sales of goods and services (2)		2,324		1,844		38,373		—		(42,541)		—
Share of profit of equity accounted investees, net of tax		830,683		(341)		—		642,720		(1,473,062)		—
Dividends		453		1,449		—		—		(1,902)		—
Net trading income		80		2,202		5,315		—		(7,597)		—
Other income (3)		53,109		(446)		(24,025)		835		(29,473)		—
Total intersegment income		1,292,004		164,943		23,505		967,820		(2,448,272)		—
Total income	Ps.	33,137,111	Ps.	14,162,026	Ps.	1,476,988	Ps.	1,330,385	Ps.	(2,448,272)	Ps.	47,658,238

Expenses
Interest expense	Ps.	(19,260,207)	Ps.	(3,471,779)	Ps.	(56,927)	Ps.	(519,869)	Ps.	676,352	Ps.	(22,632,430)
Net impairment loss on financial assets		(4,170,048)		(28,175)		1,965		12,578		1,286		(4,182,394)
Depreciation and amortization		(639,717)		(14,028)		(16,786)		(1,736)		1,776		(670,491)
Expenses from commissions and fees		(910,751)		(16,104)		(104,773)		(430)		28,245		(1,003,813)
Costs and expenses of sales goods and services		(443,840)		(7,498,858)		(79,794)		—		16,895		(8,005,597)
Personnel expenses		(2,672,717)		(147,303)		(195,469)		(39,779)		100		(3,055,168)
Administrative expenses		(4,185,245)		(178,885)		(259,331)		(67,494)		323,953		(4,367,002)
Income tax expense		184,941		(1,268,268)		(172,943)		(56,966)		2,802		(1,310,434)
Other expense (4)		(212,354)		(8,459)		(32,721)		82,111		(82,370)		(253,793)
Total expenses		(32,309,938)		(12,631,859)		(916,779)		(591,585)		969,039		(45,481,122)
Net income for the year	Ps.	827,173	Ps.	1,530,167	Ps.	560,209	Ps.	738,800	Ps.	(1,479,233)	Ps.	2,177,116
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	See note 28, income from contracts with customers.
(3)	Includes Net gain on sale of debt and equity securities for Ps. 108,773; Gain on the sale of non-current assets held for sale Ps. 48,589; net gain in asset valuation Ps. 74,886 and other operating income Ps. 767,462.
(4)	Includes loss from sale of non-current assets held for sale Ps. (595) and other operating expenses Ps. (253,198).

Revenue from contracts with customers at December, 2023

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total

Revenue from contracts with customers (2)	Ps.	3,383,055	Ps.	11,207,150	Ps.	1,063,588	Ps.	292,641	Ps.	(366,542)	Ps.	15,579,892

Timing of revenue recognition
At a point in time		142,134		400,146		75,527		292,641		(304,433)		606,015
Over time		3,240,921		10,807,004		988,061		—		(62,109)		14,973,877
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	See note 28, includes Income from contracts with customers.

Statement of Financial Position December 31, 2022

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
Assets
Trading assets	Ps.	5,689,416	Ps.	—	Ps.	4,147,230	Ps.	2,061,335	Ps.	764	Ps.	(57,338)	Ps.	11,841,407
Investment securities (3)		27,574,684		—		3,364,143		528,607		2,725,950		(518,907)		33,674,477
Hedging derivatives assets		107		—		20,747		—		—		—		20,854
Investments in associates and joint ventures		11,326,522		—		1,143,120		—		18,812,115		(29,858,414)		1,423,343
Loans, net		177,391,660		—		2,455,471		—		1,505,904		(2,237,188)		179,115,847
Other assets (4)		27,794,158		—		42,899,607		932,790		282,691		(2,393,938)		69,515,308
Total assets	Ps.	249,776,547	Ps.	—	Ps.	54,030,318	Ps.	3,522,732	Ps.	23,327,424	Ps.	(35,065,785)	Ps.	295,591,236
Liabilities
Customer deposits	Ps.	170,222,824		—		6,589,578		1,124		—		(3,472,377)		173,341,149
Financial obligations		46,440,671		—		21,296,089		444,647		6,509,111		(2,573,743)		72,116,775
Other liabilities (5)		7,441,514		—		11,273,270		610,809		124,715		(138,655)		19,311,653
Total liabilities	Ps.	224,105,009	Ps.	—	Ps.	39,158,937	Ps.	1,056,580	Ps.	6,633,826	Ps.	(6,184,775)	Ps.	264,769,577

(1)	See note 1.1. “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(3)	The balance in segment Holding corresponds to a bond issued by BAC International Bank Incorporated acquired by Grupo Aval Limited.
(4)	Includes cash and cash equivalents for Ps. 17,032,857; intangible assets Ps. 17,531,081; other accounts receivable Ps. 23,380,573, tangible assets Ps. 7,235,441; income tax assets Ps. 3,633,876; non-current assets held for sale Ps. 92,830 and other assets Ps. 608,650.
(5)	Includes trading liabilities Ps. 1,757,606; Hedging derivative liabilities Ps. 3,568; income tax liabilities Ps. 5,291,487; employee benefits Ps. 890,019; provisions Ps. 1,227,171 and other liabilities Ps. 10,141,802.

Statement of Income for the year 2022

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
External income
Interest income	Ps.	18,321,381	Ps.	—	Ps.	723,488	Ps.	98,302	Ps.	259,861	Ps.	—	Ps.	19,403,032
Income from commissions and fees (3)		2,865,336		—		127,609		881,494		—		—		3,874,439
Income from sales of goods and services (3)		88,093		—		11,986,518		66,716		—		—		12,141,327
Share of profit of equity accounted investees, net of tax		41,904		—		326,448		—		4,425		—		372,777
Dividends		17,696		—		102,192		—		—		—		119,888
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		278,751		—		—		—		278,751
Net trading income		1,207,099		—		388,350		(35,975)		152		—		1,559,626
Foreign exchange loss, net		(1,286,774)		—		(483,627)		(54,771)		(546)		—		(1,825,718)
Other income (4)		583,001		—		(98,871)		(738)		1,090		—		484,482
Discontinued operations (5)		455,908		544,890		—		—		(134,632)		—		866,166
Total external income	Ps.	22,293,644	Ps.	544,890	Ps.	13,350,858	Ps.	955,028	Ps.	130,350	Ps.	—	Ps.	37,274,770

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
Intersegment income
Interest income	Ps.	240,317	Ps.	—	Ps.	110,250	Ps.	7,958	Ps.	172,312	Ps.	(530,837)	Ps.	—
Income from commissions and fees (3)		23,981		—		1,502		3,682		282,924		(312,089)		—
Income from sales of goods and services (3)		26,225		—		1,603		4,573		—		(32,401)		—
Share of profit of equity accounted investees, net of tax		884,067		—		427		—		1,915,871		(2,800,365)		—
Dividends		298		—		1,876		—		—		(2,174)		—
Net trading income		—		—		(387)		(1,639)		—		2,026		—
Foreign exchange loss, net		—		—		—		—		—		—		—
Other income (4)		12,832		—		36		2,906		369		(16,143)		—
Discontinued operations (5)		—		—		—		—		596,648		(596,648)		—
Total intersegment income		1,187,720		—		115,307		17,480		2,968,124		(4,288,631)		—
Total income	Ps.	23,481,364	Ps.	544,890	Ps.	13,466,165	Ps.	972,508	Ps.	3,098,474	Ps.	(4,288,631)	Ps.	37,274,770

Expenses
Interest expense	Ps.	(9,602,059)	Ps.	—	Ps.	(2,030,256)	Ps.	(63,207)	Ps.	(517,383)	Ps.	548,510	Ps.	(11,664,395)
Net impairment loss on financial assets		(2,447,198)		—		(14,266)		(7,782)		(23,840)		(62)		(2,493,148)
Depreciation and amortization		(620,298)		—		(11,492)		(14,486)		(1,766)		2,296		(645,746)
Expenses from commissions and fees		(767,204)		—		(17,175)		(193,124)		(19,992)		26,819		(970,676)

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
Costs and expenses of sales goods and services		(487,142)		—		(7,059,820)		(63,049)		—		13,780		(7,596,231)
Personnel expenses		(2,493,399)		—		(123,104)		(168,450)		(48,933)		92		(2,833,794)
Administrative expenses		(3,569,706)		—		(126,670)		(195,071)		(116,899)		304,747		(3,703,599)
Income tax expense		(405,748)		—		(1,753,733)		(92,993)		(18,802)		(128)		(2,271,404)
Other expense (6)		(178,160)		—		(28,251)		(19,152)		(1,185)		104		(226,644)
Total expenses		(20,570,914)		—		(11,164,767)		(817,314)		(748,800)		896,158		(32,405,637)
Net income for the year	Ps.	2,910,450	Ps.	544,890	Ps.	2,301,398	Ps.	155,194	Ps.	2,349,674	Ps.	(3,392,473)	Ps.	4,869,133
(1)	See note 1.1. “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(3)	See note 28, income from contracts with customers.
(4)	Includes Net gain on sale of debt and equity securities for Ps. (134,699); Gain on the sale of non-current assets held for sale Ps. 10,487; net gain in asset valuation Ps. 50,463 and other operating income Ps. 558,231.
(5)	See note 1.1. “Discontinued operations of BAC Holding”.
(6)	Includes loss from sale of non-current assets held for sale Ps. (800) and other operating expenses Ps. (225,844).

Revenue from contracts with customers at December, 2022

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total

Revenue from contracts with customers (3)	Ps.	3,003,635	Ps.	—	Ps.	12,117,232	Ps.	956,465	Ps.	282,924	Ps.	(344,490)	Ps.	16,015,766

Timing of revenue recognition
At a point in time		318,011		—		193,572		62,743		282,924		(289,876)		567,374
Over time		2,685,624		—		11,923,660		893,722		—		(54,614)		15,448,392
(1)	See note 1.1. “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(3)	See note 28, includes Income from contracts with customers.

Statement of Income of the year 2021

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
External income
Interest income	Ps.	12,304,916	Ps.	—	Ps.	441,586	Ps.	44,907	Ps.	—	Ps.	—	Ps.	12,791,409
Income from commissions and fees (3)		2,506,789		—		94,244		1,194,305		591		—		3,795,929
Income from sales of goods and services (3)		85,268		—		10,309,563		56,083		—		—		10,450,914
Share of profit of equity accounted investees, net of tax		25,486		—		272,646		—		2,085		—		300,217
Dividends		11,551		—		142,418		—		—		—		153,969
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		270,095		—		—		—		270,095
Net trading income		490,743		—		207,794		223,745		(1)		—		922,281
Foreign exchange loss, net		(189,065)		—		(243,430)		(59,150)		230		—		(491,415)
Other income (4)		411,634		—		15,705		(1,297)		867		—		426,909
Discontinued operations (5)		—		10,444,185		—		—		—		—		10,444,185
Total external income	Ps.	15,647,322	Ps.	10,444,185	Ps.	11,510,621	Ps.	1,458,593	Ps.	3,772	Ps.	—	Ps.	39,064,493

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
Intersegment income
Interest income	Ps.	120,669	Ps.	—	Ps.	22,353	Ps.	5,308	Ps.	445,206	Ps.	(593,536)	Ps.	—
Income from commissions and fees (3)		20,209		—		1,821		3,508		283,640		(309,178)		—
Income from sales of goods and services (3)		19,768		—		933		6,117		—		(26,818)		—
Share of profit of equity accounted investees, net of tax		862,945		—		1,139		—		3,406,774		(4,270,858)		—
Dividends		267		—		2,039		—		—		(2,306)		—
Net trading income		(2,040)		—		(318)		(1,987)		—		4,345		—
Foreign exchange loss, net		—		—		(250)		—		—		250
Gain on deconsolidation (loss of control) of subsidiaries (6)		1,303,024		—		—		—		—		(1,303,024)		—
Other income (4)		13,974		—		(1,053)		5,694		137		(18,752)		—
Discontinued operations (5)		1,627,312		64,106		—		—		—		(1,691,418)		—
Total intersegment income		3,966,128		64,106		26,664		18,640		4,135,757		(8,211,295)		—
Total income	Ps.	19,613,450	Ps.	10,508,291	Ps.	11,537,285	Ps.	1,477,233	Ps.	4,139,529	Ps.	(8,211,295)	Ps.	39,064,493

Expenses
Interest expense	Ps.	(3,745,070)	Ps.	—	Ps.	(1,028,343)	Ps.	(40,247)	Ps.	(443,209)	Ps.	596,039	Ps.	(4,660,830)
Net impairment loss on financial assets		(2,714,672)		—		(9,177)		(6,943)		—		9,709		(2,721,083)
Depreciation and amortization		(585,650)		—		(9,434)		(15,637)		(1,811)		5,665		(606,867)
Expenses from commissions and fees		(625,788)		—		(13,587)		(131,503)		(563)		39,699		(731,742)

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
Costs and expenses of sales goods and services		(479,775)		—		(6,830,460)		—		—		(41,744)		(7,351,979)
Personnel expenses		(2,331,813)		—		(107,959)		(172,539)		(37,293)		15,417		(2,634,187)
Administrative expenses		(3,131,934)		—		(100,585)		(232,314)		(99,532)		354,758		(3,209,607)
Income tax expense		(601,377)		—		(1,476,571)		(191,886)		(53,555)		(39)		(2,323,428)
Other expense (7)		(98,699)		—		(112,146)		(105,961)		(439)		(22,150)		(339,395)
Discontinued operations (5)		—		(8,816,873)		—		—		—		—		(8,816,873)
Total expenses		(14,314,778)		(8,816,873)		(9,688,262)		(897,030)		(636,402)		957,354		(33,395,991)
Net income for the year	Ps.	5,298,672	Ps.	1,691,418	Ps.	1,849,023	Ps.	580,203	Ps.	3,503,127	Ps.	(7,253,941)	Ps.	5,668,502
(1)See note 1.1. “Discontinued operations of BAC Holding”.
(2)Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(3)See note 28, income from contracts with customers.
(4)Includes net gain on sale of debt and equity securities for Ps. 83,640; gain on the sale of non-current assets held for sale Ps. 13,631; net gain in asset valuation Ps. 20,974 and other operating income Ps. 308,664.
(5)Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022. Includes recognition of the spin-off of MFG from the BAC Holding segment to the Banco de Bogotá segment.
(6)Corresponds to deconsolidation of Porvenir from the Banco de Bogotá segment.
(7)Includes loss from sale of non-current assets held for sale Ps. (2,927) and other operating expenses Ps. (336,468).

Revenue from contracts with customers at December, 2021

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total

Revenue from contracts with customers (3)	Ps.	2,632,034	Ps.	—	Ps.	10,406,561	Ps.	1,260,013	Ps.	284,231	Ps.	(335,996)	Ps.	14,246,843

Timing of revenue recognition
At a point in time		273,025		—		139,770		54,701		284,231		(291,523)		460,204
Over time		2,359,009		—		10,266,791		1,205,312		—		(44,473)		13,786,639
(1)	See note 1.1. “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(3)	See note 28, includes Income from contracts with customers.

Reconciliation of net income, assets and liabilities of the reportable operating segments

Main eliminations of total income, expenses, assets and liabilities between segments with the corresponding consolidated entries at the level of Grupo Aval are:

●	Loans and financial obligations of entities mainly from non-financial sector.
●	Investments in term deposits and outstanding bonds of in other segments.
●	Investments in subordinates elimination and record of non- controlling interests.
●	Leases and commissions pay between entities of Grupo Aval.
●	Expenses and incomes from commissions

31.5          Analysis of Revenues by Products and Services

Grupo Aval’s revenues are analyzed in each segment by products and services, in the statement of income.

31.6          Income by Country

Grupo Aval’s revenues for each individual country for which revenues are significant, are the following during the years ended December 31, 2023, 2022 and 2021:

		December 31, 2023

		Country
		Colombia		Panamá		Barbados		Perú		Other countries (1)		Total income
Interest income	Ps.	26,954,361	Ps.	1,852,433	Ps.	62,818	Ps.	49,582	Ps.	210	Ps.	28,919,404
Income from commissions and fees		4,196,458		157,526		2,116		119		117		4,356,336
Commissions on banking services		1,526,772		134,216		2,116		119		117		1,663,340
Fees on credit cards		986,721		22,751		—		—		—		1,009,472
Pension and severance fund management		978,504		—		—		—		—		978,504
Trust activities		463,194		—		—		—		—		463,194
Storage services		188,191		—		—		—		—		188,191
Commissions on drafts, checks and checkbooks		22,382		559		—		—		—		22,941
Office network services		21,638		—		—		—		—		21,638
Other commissions		9,056		—		—		—		—		9,056
Share of profit of equity accounted investees, net of tax		371,397		—		—		—		—		371,397
Dividends		119,988		6,286		—		—		—		126,274
Income from sales of goods and services		10,305,957		—		—		917,599		—		11,223,556
Energy and gas E&G		5,263,794		—		—		894,822		—		6,158,616
Infrastructure		3,954,197		—		—		—		—		3,954,197
Hotels		576,118		—		—		22,777		—		598,895
Agribusiness		296,804		—		—		—		—		296,804
Other services		215,044		—		—		—		—		215,044
Other income		2,500,392		155,595		(294)		5,584		(6)		2,661,271
Total income	Ps.	44,448,553	Ps.	2,171,840	Ps.	64,640	Ps.	972,884	Ps.	321	Ps.	47,658,238
(1)	Costa Rica and Grand Cayman.

		December 31, 2022

		Country
		Colombia		Panamá		Barbados		Perú		Other countries (1)		Total income
Interest income	Ps.	17,882,243	Ps.	1,445,425	Ps.	41,664	Ps.	33,550	Ps.	150	Ps.	19,403,032
Income from commissions and fees		3,731,370		140,491		2,398		46		134		3,874,439
Commissions on banking services		1,410,232		120,512		2,398		46		134		1,533,322
Pension and severance fund management		885,420		—		—		—		—		885,420
Fees on credit cards		816,587		19,459		—		—		—		836,046
Trust activities		353,285		—		—		—		—		353,285
Storage services		187,237		—		—		—		—		187,237
Other commissions		29,013		—		—		—		—		29,013
Commissions on drafts, checks and checkbooks		24,661		520		—		—		—		25,181
Office network services		24,935		—		—		—		—		24,935
Share of profit of equity accounted investees, net of tax		372,777		—		—		—		—		372,777
Dividends		108,343		11,545		—		—		—		119,888
Income from sales of goods and services		11,198,953		—		—		942,374		—		12,141,327
Energy and gas E&G		4,797,942		—		—		920,866		—		5,718,808
Infrastructure		5,330,193		—		—		—		—		5,330,193
Hotels		510,829		—		—		21,508		—		532,337
Agribusiness		340,984		—		—		—		—		340,984
Other services		219,005		—		—		—		—		219,005
Other income		370,640		115,657		(616)		11,146		314		497,141
Total income from continuing operations	Ps.	33,664,326	Ps.	1,713,118	Ps.	43,446	Ps.	987,116	Ps.	598	Ps.	36,408,604
Discontinued operations (2)		866,166		—		—		—		—		866,166
Total income		34,530,492		1,713,118		43,446		987,116		598		37,274,770

(1)     Costa Rica and Grand Cayman.

(2)     Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

		December 31, 2021

		Country
		Colombia		Panamá		Barbados		Perú		Other countries (1)		Total income
Interest income	Ps.	11,683,436	Ps.	1,058,684	Ps.	27,652	Ps.	21,037	Ps.	600	Ps.	12,791,409
Income from commissions and fees		3,681,566		110,506		2,664		786		407		3,795,929
Commissions on banking services		1,264,012		96,966		2,664		786		407		1,364,835
Pension and severance fund management		1,199,068		—		—		—		—		1,199,068
Fees on credit cards		658,030		13,101		—		—		—		671,131
Trust activities		336,637		—		—		—		—		336,637
Storage services		169,386		—		—		—		—		169,386
Commissions on drafts, checks and checkbooks		24,748		439		—		—		—		25,187
Office network services		18,914		—		—		—		—		18,914
Other commissions		10,771		—		—		—		—		10,771
Share of profit of equity accounted investees, net of tax		300,217		—		—		—		—		300,217
Dividends		148,091		5,878		—		—		—		153,969
Income from sales of goods and services		9,416,207		—		—		1,034,707		—		10,450,914
Energy and gas E&G		3,850,399		—		—		1,023,879		—		4,874,278
Infrastructure		4,662,912		—		—		—		—		4,662,912
Hotels		274,864		—		—		10,828		—		285,692
Agribusiness		218,511		—		—		—		—		218,511
Other services		409,521		—		—		—		—		409,521
Other income		966,253		158,525		2,009		881		202		1,127,870
Total income from continuing operations	Ps.	26,195,770	Ps.	1,333,593	Ps.	32,325	Ps.	1,057,411	Ps.	1,209	Ps.	28,620,308
Discontinued operations (2)		10,444,185		—		—		—		—		10,444,185
Total income		36,639,955		1,333,593		32,325		1,057,411		1,209		39,064,493

______________________________

(1)	Costa Rica and Grand Cayman.
(2)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

During the years ended December 31, 2023, 2022 and 2021, Grupo Aval reported no concentration of revenue in customers with more than a 10% share of revenue from ordinary activities.

The foregoing analysis is based on the customer's domicile. Income from off- shore entities of Colombian customers are reported as income from Colombia. The revenues include income from interest, fees, commissions and other operating income.

31.7          Non-current assets by Country

The main non-current assets are detailed below according to the presentation based on the degree of liquidity for each country for the periods ending December 31, 2023 and 2022:

December 31, 2023	(1) Own – use Property, plant and equipment, net		(2) Intangible assets
Colombia	Ps.	3,979,113	Ps.	15,303,358
Panamá		326,976		258,404
Perú		121,544		2,579,249
Barbados		170		905
Total	Ps.	4,427,803	Ps.	18,141,916

December 31, 2022	(1) Own – use Property, plant and equipment, net		(2) Intangible assets
Colombia	Ps.	4,173,701	Ps.	14,239,986
Panamá		431,409		334,463
Perú		124,953		2,956,379
Barbados		179		253
Total	Ps.	4,730,242	Ps.	17,531,081

(1) see note 15.1

(2) see notes 16 to 18.